Risk Management Activities - Schedule of Contractually Due Undiscounted Cash Flows Resulting from Maturities of All Financial Liabilities, Including Interest Payments (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) ExchangeRates	Dec. 31, 2020 USD ($) ExchangeRates	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Trade and other payables	$ 480.5	$ 452.0
Foreign exchange derivative contracts	6.8	29.1
Environmental rehabilitation costs	510.5	466.6
Lease liabilities	547.1	578.3
South Deep dividend	5.4	6.8
Total	2,923.4	3,433.4
Face amount of borrowings	1,200.0
Environmental trust funds	$ 88.1	$ 79.3	$ 69.5
Rand
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Closing exchange rate	15.94	14.69	14.00
South Africa and Ghana
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Environmental trust funds	$ 88.1	$ 79.3
Closing foreign exchange rate | Rand
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Closing exchange rate | ExchangeRates	15.94	14.69
US dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital	$ 1,083.5	$ 1,333.5
Interest	$ 289.6	$ 354.0
US dollar borrowings | Liquidity Risk
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Borrowings adjustment to interest rate	0.10125%	0.1439%
Australian Dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital		$ 200.0
Interest		$ 13.1
Australian Dollar borrowings | Liquidity Risk
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Borrowings adjustment to interest rate		0.06%
the 5-year notes
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Face amount of borrowings	$ 500.0	$ 500.0
Borrowings maturity, term	5 years	5 years
the 10-year notes
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Face amount of borrowings	$ 500.0	$ 500.0
Borrowings maturity, term	10 years	10 years
Within one year
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Trade and other payables	$ 480.5	$ 452.0
Foreign exchange derivative contracts	6.8	21.8
Environmental rehabilitation costs	12.0	19.6
Lease liabilities	82.0	88.4
South Deep dividend	0.8	0.9
Total	639.6	732.7
Within one year | US dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital	0.0	83.5
Interest	57.5	62.0
Within one year | Australian Dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital		0.0
Interest		4.5
Between one and five years
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Trade and other payables	0.0	0.0
Foreign exchange derivative contracts	0.0	7.3
Environmental rehabilitation costs	41.5	34.3
Lease liabilities	216.4	228.7
South Deep dividend	2.9	3.6
Total	1,003.7	1,421.1
Between one and five years | US dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital	583.5	750.0
Interest	159.4	188.6
Between one and five years | Australian Dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital		200.0
Interest		8.6
After five years
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Trade and other payables	0.0	0.0
Foreign exchange derivative contracts	0.0	0.0
Environmental rehabilitation costs	457.0	412.7
Lease liabilities	248.7	261.2
South Deep dividend	1.7	2.3
Total	1,280.1	1,279.6
After five years | US dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital	500.0	500.0
Interest	$ 72.7	103.4
After five years | Australian Dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital		0.0
Interest		$ 0.0